NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jan. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Feb. 15, 2015	Feb. 14, 2015
Loss for the period	CAD 1,969,655	CAD 428,814	CAD 144,334	CAD 489,132	CAD 3,285,186	CAD 489,132	CAD 633,466	CAD 132,733	CAD 132,733
Accumulated Deficit	5,122,155		1,836,969		5,122,155		1,836,969	CAD 1,203,503	1,836,969
Working capital deficiency	CAD 350,465		CAD 58,602		CAD 350,465		CAD 58,602		CAD 58,602
Authorized Capital of Company	400,000,000		400,000,000		400,000,000		400,000,000	400,000,000	400,000,000	400,000,000	21,000,000